General information	12 Months Ended
Dec. 31, 2021
General Information [Abstract]
General Information
1. General information
Banco BBVA Argentina S.A. (hereinafter “BBVA Argentina”, the “Bank” or the “Entity”) is a corporation (
“sociedad anónima
”) incorporated under the laws of Argentina, operating as a universal bank with a network of 243 national branches.
Since December 1996, BBVA Argentina is controlled by Banco Bilbao Vizcaya Argentaria, S.A. (“BBVA”, “BBVA Group” or the “controlling entity”), which directly and indirectly owns 66.55% of the share capital of the Bank as of December 31, 2021.
These Consolidated Financial Statements relate to the Bank and its subsidiaries (collectively, the “Group”). The Bank’s subsidiaries are detailed in Note 42.
Part of the Bank’s share capital is publicly traded and has been registered with the Buenos Aires Stock Exchange, the New York Stock Exchange and the Madrid Stock Exchange.
1.1. Economic context
The Bank continues to operate in a complex economic context, signaled by the persistence of high inflation, although economic activity levels have been recovering since the second half of 2020, amidst the ongoing health emergency. This scenario is accompanied by volatile financial variables, including, among others, a country risk indicator which has increased even after the successful renegotiation of the sovereign debt last year, as well as the imputed exchange rates impacting the outstanding public debt denominated in foreign currency.
Against this backdrop, by means of Decree No. 1042/2020, the Executive Branch extended the effectiveness of the Public Emergency, Social Solidarity and Productive Revival Law (the “Public Emergency Law”) for one additional year, until December 31, 2021, declaring Argentina in economic, financial, administrative, social security, energy, public health and social emergency. Subsequently, it was extended to December 31, 2022 according to Decree No. 12/2022 of January 11, 2022.
On the fiscal front, in December 2020, the Argentine Government and the provinces (excluding the City of Buenos Aires) agreed upon a new Fiscal Consensus empowering provincial jurisdictions to set turnover tax rates, without applying the caps established in the 2017 Fiscal Consensus. Concerning income tax, Law No. 27630 was enacted and published in the Official Gazette on June 16, 2021. Such law provides for an increase in the income tax rate for large corporations, including the Bank, from 30% to 35%, effective as from fiscal years beginning on or after January 1, 2021.
As regards foreign exchange matters, on December 30, 2019, the BCRA published Communication “A” 6856 establishing the effectiveness of the provisions made known through Communication “A” 6770, as amended, whereby, among other measures, it provided that the BCRA’s previous consent will be required to access the foreign exchange market for the remittance of profits and dividends, payment of services to foreign related companies, and early payment of financial debts (principal and interest) more than three business days before their due date. As of the date of these financial statements, the BCRA issued further regulations imposing new restrictions to access the exchange market.
1.2.
COVID-19
On March 11, 2020, the World Health Organization designated the Coronavirus
(COVID-19)
outbreak as a pandemic, due to its fast pace of proliferation across more than 150 countries. Most governments took restrictive measures to contain the spread, including, without limitation, social distancing, confinement, lockdowns, and restrictions to the free movement of people, closure of governmental and private facilities, other than those deemed essential (i.e., health, food, fuel and communication facilities), border closures, and drastic reductions in transportation by air, sea, railroad and land.

As for Argentina, where the Entity operates, on March 12, 2020, Executive Decree No. 260/2020, as amended, was issued, declaring the country in health emergency in order to cope with the crisis brought about by the
COVID-19.
On March 19, 2020, Executive Decree No. 297/2020 was issued, mandating social and preventive lockdown measures, effective from March 20, 2020 through November 8, 2020, pursuant to successive extensions established by subsequent Decrees published in the Official Gazette. By means of Decree No. 875/2020 dated November 7, 2020, the Executive Branch established mandatory social preventive distancing measures, subsequently extended until April 9, 2021 for people residing in or moving around urban agglomerations and districts or provinces, to the extent they meet the epidemiological and health parameters therein set forth.
On March 11, 2021, the Executive Branch passed Decree No. 167/2021 extending until December 31, 2021 the term of the health emergency declared by means of Law No. 27541 and subsequently extended by Decree No. 260/2020, as amended. On December 24, 2021, the Executive Branch passed Decree No. 867/2021 extending again until December 31, 2022 the term of the health emergency declared.
Then, the Executive Branch imposed overall prevention measures by means of Decree No. 235/2021, which came into force on April 10, 2021 and was extended several times by subsequent decrees until August 6, 2021, taking into consideration the epidemiological and health risk indicators prevailing in each geographic area. On August 7, 2021, Decree No. 494/2021 was published, establishing the criteria to define epidemiological and health alert scenarios. Such criteria remained in effect until October 1, 2021 inclusive. On October 1, 2021, Decree No. 678/2021 was published, which established new general prevention measures, making those already in force more flexible, and regulated the performance of activities of greater epidemiological and sanitary risk, effective until December 31, 2021.
The measures adopted by the Executive Branch originally led to the slowdown or suspension of most non-essential
activities carried out by individuals and, as such, had a significant impact on the economy at the national, regional and global levels, due to the disruption or slowdown of supply chains, coupled with rising economic uncertainty, as evidenced by the increased volatility in asset prices and exchange rates, and a decline in long-term interest rates. Then, due to the epidemiological evolution in different regions of the country, the restrictive measures progressively became more flexible, allowing to gradually resume economic and personal activities.
In an effort to address the challenges brought about by the pandemic, the BCRA took several measures primarily aimed at facilitating credit access by economic players, including, without limitation:

a)
eased calculation of days in arrears and suspension of certain mandatory reclassification provisions for purposes of the financial system’s debtors classification and allowance assessment, according to the BCRA’s rules and regulations. Communication “A” 7245 dated March 25, 2021 established the schedule by which days in arrears for debtors classification would increase. Since June 1, 2021, debtors have to be classified according to preexisting arrears criteria;

b)	maximum limit on positions held by entities in Bills issued by the BCRA (LELIQs);

c)
obligation for financial institutions to grant credit facilities to micro, small and medium enterprises (MSMEs) at an annual nominal interest rate of 24% to cover working capital requirements or to pay for wages. Since November 6, 2020, the extension of such credit lines is voluntary;

d)
obligation for financial institutions to automatically extend the payment term of credit card outstanding balances until September 30, 2020, offering payment plans of up to 9 installments, at an annual interest rate of up to 40% and with a three-month grace period;

e)
for mortgage and pledge loans adjustable by UVA (that is, according to the changes in the CPI), by means of Decrees No. 319/2020 and 767/2020, the Argentine government suspended hikes in outstanding installments until January 2021. In addition, an
18-month
convergence period commenced in February 2021, in order for installments to gradually reach ordinary levels, without the impact of the suspended hikes. The difference between the payments made pursuant to contractual conditions and those arising from the suspension were payable in new installments not to exceed the amount of the originally agreed-upon ones upon expiration of the original contractual term;

f)
suspended hikes in fees and commissions (related to savings accounts, credit cards, checking accounts and safety boxes) from November 5, 2020 with maximum percentages allowed by the BCRA. Such percentages shall be communicated to the BCRA at least 30 days prior to date scheduled to inform the user, and they shall only be applied 60 days after users have been informed;

g)	ceiling rates on credit card revolving financing facilities and floor rates on time deposits;

h)
obligation for financial institutions to grant credit facilities to customers and non-customers
at a regulatory interest rate of 24% for the purchase of Argentine-sourced capital goods, health-care providers and companies which had no access to bank loans. Since November 6, 2020, the extension of such credit lines is voluntary;

i)	obligation for financial institutions to grant credit to businesses under the Employment and Production Emergency Assistance Program (the “Program”) at a regulatory interest rate of 15%;

j)
under such Program, financial institutions were required to grant zero-interest
rate credit facilities in pesos (15% of such rate to be subsidized by the Federal Productive Development Fund or FONDEP, for its Spanish acronym) for taxpayers under the simplified tax regime and self-employed workers engaged in cultural activities, and applying for them until December 31, 2020; as well as, new “2021 zero rate loans “ (15% Annual Nominal Rate (TNA) recognized by the “FONDEP”) for taxpayers under the simplified tax regime, to be granted by financial institutions to customers that applied for it until January 20, 2022;

k)
from October 16, 2020 to March 31, 2022, large financial institutions, including the Bank, were required to maintain outstanding balances under the “Financing line for productive investments of MSMEs” to finance investment projects, working capital and discount of financial instruments equivalent, at least, to 7.5% of non-financial
private sector deposits; and

l)
for employer customers eligible for the Productive Recovery Program II (REPRO II), financial institutions are required to defer unpaid installments with maturity as from May 14, 2021 to the month following the end of the credit life. In addition, compensatory interest shall only accrue at the contractually agreed-upon rate.

In addition, the distribution of dividends by financial institutions was suspended until December 31, 2021. On December 16, 2021, The BCRA through Communication “A” 7421 enabled, effective from January 1,2022 to December 31, 2022, the distribution of results for up to 20% of distributable income, and establishing, effective as of January 1, 2022, that financial entities that have BCRA authorization must make the distribution in 12 equal, monthly and consecutive installments.
1.3. Main impacts on the Bank’s operations
The events described in the preceding Notes 1.1. and 1.2. impact the Entity’s operations, while also affecting the calculation of expected credit losses (see Note 11) and the valuation of debt instruments issued by the public sector (given their new conditions which include lower rates, longer terms and different currency), by decreasing the financial margin and restricting the Entity’s ability to charge fees and commissions on certain activities (withdrawal of money at ATMs, operations carried out in the branch by MSMEs).
As of December 31, 2021, capital and cash surpassed the minimum thresholds required by the BCRA, with no deficiencies in these ratios being expected for the following twelve months.
The Entity’s management monitors the development of these events on an ongoing basis in order to define the potential actions to be taken and identify their impact on its financial position.